Submission	Feb. 27, 2025
Submission [Line Items]
Central Index Key	0000715957
Registrant Name	Dominion Energy, Inc
Registration File Number	333-269879
Form Type	S-3
Submission Type	424B5
Fee Exhibit Type	EX-FILING FEES